Intangible Assets - Pre-publication - Summary of Intangible Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At beginning of year	£ 1,024
At end of year	741	£ 1,024
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At beginning of year	2,417	2,201
Exchange differences	(168)	380
Additions	362	395
Disposal through business disposal	(1)	(8)
Disposals	(248)	(565)
Transfer from intangible assets		14
Transfer to assets classified as held for sale	(508)
At end of year	1,854	2,417
Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At beginning of year	(1,393)	(1,360)
Exchange differences	109	(250)
Disposal through business disposal		4
Disposals	248	565
Transfer from intangible assets		(2)
Transfer to assets classified as held for sale	261
At end of year	£ (1,113)	£ (1,393)